Investment Portfolio	as of June 30, 2021 (Unaudited)
DWS High Income Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 96.5%
Communication Services 15.4%
Altice France Holding SA:
144A, 6.0%, 2/15/2028	1,120,000	1,115,296
144A, 10.5%, 5/15/2027	2,790,000	3,100,387
Altice France SA:
144A, 5.125%, 1/15/2029	251,000	252,255
144A, 5.5%, 1/15/2028	2,400,000	2,490,480
144A, 8.125%, 2/1/2027	2,926,000	3,187,877
Audacy Capital Corp.:
144A, 6.5%, 5/1/2027	1,175,000	1,222,000
144A, 6.75%, 3/31/2029 (b)	835,000	866,409
Avaya, Inc., 144A, 6.125%, 9/15/2028	2,020,000	2,162,006
CCO Holdings LLC:
144A, 4.75%, 3/1/2030	2,000,000	2,115,000
144A, 5.0%, 2/1/2028	2,205,000	2,312,494
144A, 5.125%, 5/1/2027	4,015,000	4,211,333
144A, 5.375%, 6/1/2029	3,650,000	3,989,815
Cincinnati Bell, Inc., 144A, 7.0%, 7/15/2024	2,000,000	2,052,500
Clear Channel Outdoor Holdings, Inc., 144A, 7.5%, 6/1/2029	1,100,000	1,138,870
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027	4,545,000	4,659,625
Cogent Communications Group, Inc., 144A, 3.5%, 5/1/2026	1,410,000	1,441,725
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	4,950,000	5,067,562
CommScope, Inc.:
144A, 7.125%, 7/1/2028	1,110,000	1,202,963
144A, 8.25%, 3/1/2027	1,935,000	2,068,128
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028	2,275,000	2,447,331
CSC Holdings LLC:
144A, 5.0%, 11/15/2031	870,000	874,176
144A, 5.5%, 4/15/2027	5,380,000	5,649,269
144A, 5.75%, 1/15/2030	2,255,000	2,342,381
144A, 6.5%, 2/1/2029	2,845,000	3,151,122
Diamond Sports Group LLC, 144A, 5.375%, 8/15/2026	675,000	437,063
DISH DBS Corp.:
5.875%, 11/15/2024	1,389,000	1,491,439
7.375%, 7/1/2028	730,000	785,575
7.75%, 7/1/2026	1,290,000	1,460,925
Endure Digital, Inc., 144A, 6.0%, 2/15/2029	2,190,000	2,168,100
Frontier Communications Corp.:
144A, 5.0%, 5/1/2028	2,195,000	2,269,257
144A, 5.875%, 10/15/2027	1,170,000	1,253,363
iHeartCommunications, Inc.:
144A, 5.25%, 8/15/2027	1,900,000	1,986,260
8.375%, 5/1/2027	1,150,000	1,231,938
Lamar Media Corp., 4.875%, 1/15/2029	1,180,000	1,244,900
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029	1,350,000	1,395,563
144A, 6.75%, 10/15/2027	2,735,000	2,947,509

Outfront Media Capital LLC:
144A, 4.25%, 1/15/2029		1,140,000	1,147,125
144A, 5.0%, 8/15/2027		1,900,000	1,967,241
QualityTech LP, 144A, 3.875%, 10/1/2028		2,200,000	2,352,680
Radiate Holdco LLC:
144A, 4.5%, 9/15/2026		680,000	703,800
144A, 6.5%, 9/15/2028		3,150,000	3,309,547
Sirius XM Radio, Inc., 144A, 5.5%, 7/1/2029		3,215,000	3,503,385
Telecom Italia Capital SA, 6.375%, 11/15/2033		3,320,000	3,959,100
Uber Technologies, Inc.:
144A, 6.25%, 1/15/2028		460,000	495,057
144A, 7.5%, 5/15/2025		1,500,000	1,618,800
144A, 7.5%, 9/15/2027		700,000	769,286
ViaSat, Inc.:
144A, 5.625%, 9/15/2025		1,955,000	1,992,145
144A, 5.625%, 4/15/2027		1,735,000	1,811,045
144A, 6.5%, 7/15/2028		1,490,000	1,589,025
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		699,000	706,193
Virgin Media Secured Finance PLC:
144A, 5.5%, 8/15/2026		2,310,000	2,382,187
144A, 5.5%, 5/15/2029		4,855,000	5,219,125
Vodafone Group PLC, 7.0%, 4/4/2079		2,595,000	3,144,440
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	5,280,000	6,169,980
Ziggo BV, 144A, 4.875%, 1/15/2030		4,230,000	4,335,750
			124,968,807
Consumer Discretionary 20.9%
Adient Global Holdings Ltd., REG S, 3.5%, 8/15/2024	EUR	760,000	926,403
Affinity Gaming, 144A, 6.875%, 12/15/2027		1,770,000	1,878,413
American Axle & Manufacturing, Inc., 6.875%, 7/1/2028 (b)		1,150,000	1,256,007
Beacon Roofing Supply, Inc., 144A, 4.125%, 5/15/2029 (b)		450,000	448,850
Beazer Homes U.S.A., Inc., 5.875%, 10/15/2027		505,000	527,750
Boyd Gaming Corp.:
4.75%, 12/1/2027		890,000	921,150
144A, 4.75%, 6/15/2031		960,000	996,000
144A, 8.625%, 6/1/2025		1,880,000	2,072,456
Caesars Entertainment, Inc.:
144A, 6.25%, 7/1/2025		3,870,000	4,102,200
144A, 8.125%, 7/1/2027		5,630,000	6,261,686
Caesars Resort Collection LLC, 144A, 5.75%, 7/1/2025		210,000	221,288
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,515,000	2,634,462
144A, 7.625%, 3/1/2026		1,490,000	1,618,513
144A, 9.875%, 8/1/2027		2,040,000	2,381,700
144A, 10.5%, 2/1/2026		1,175,000	1,367,994
144A, 11.5%, 4/1/2023		2,100,000	2,363,340
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,500,000	1,839,774
REG S, 4.375%, 5/15/2026	EUR	2,800,000	3,434,245
144A, 6.25%, 5/15/2026		725,000	772,350
144A, 6.75%, 5/15/2025		873,000	929,728
144A, 8.5%, 5/15/2027		750,000	817,650
Dana, Inc.:
5.375%, 11/15/2027		805,000	857,325
5.625%, 6/15/2028		75,000	81,165
Empire Communities Corp., 144A, 7.0%, 12/15/2025		1,200,000	1,260,000
Everi Holdings, Inc., 144A, 5.0%, 7/15/2029 (c)		120,000	120,000

Ford Motor Co.:
4.346%, 12/8/2026	2,350,000	2,517,437
8.5%, 4/21/2023	1,370,000	1,528,852
9.0%, 4/22/2025	4,090,000	5,042,438
9.625%, 4/22/2030	2,285,000	3,278,975
Ford Motor Credit Co. LLC:
3.375%, 11/13/2025	3,421,000	3,547,406
3.625%, 6/17/2031	3,670,000	3,741,125
5.113%, 5/3/2029	1,825,000	2,043,051
5.125%, 6/16/2025	3,450,000	3,799,312
Forestar Group, Inc., 144A, 3.85%, 5/15/2026	1,320,000	1,331,946
Foundation Building Materials, Inc., 144A, 6.0%, 3/1/2029	1,630,000	1,613,700
Hilton Domestic Operating Co., Inc.:
144A, 3.75%, 5/1/2029	3,635,000	3,671,350
144A, 5.375%, 5/1/2025	2,430,000	2,557,575
Hilton Grand Vacations Borrower Escrow LLC:
144A, 4.875%, 7/1/2031	550,000	548,559
144A, 5.0%, 6/1/2029	1,410,000	1,441,725
International Game Technology PLC, 144A, 4.125%, 4/15/2026	1,380,000	1,436,925
Jaguar Land Rover Automotive PLC:
144A, 5.875%, 1/15/2028	2,105,000	2,215,512
144A, 7.75%, 10/15/2025	1,470,000	1,613,325
L Brands, Inc.:
144A, 6.625%, 10/1/2030	1,090,000	1,261,675
6.875%, 11/1/2035	3,000,000	3,798,750
144A, 9.375%, 7/1/2025	840,000	1,085,700
M/I Homes, Inc., 4.95%, 2/1/2028	1,890,000	1,971,742
Macy's Retail Holdings LLC, 144A, 5.875%, 4/1/2029 (b)	2,280,000	2,451,980
MajorDrive Holdings IV LLC, 144A, 6.375%, 6/1/2029	2,860,000	2,852,850
Marriott Ownership Resorts, Inc.:
144A, 4.5%, 6/15/2029	820,000	831,275
144A, 6.125%, 9/15/2025	2,840,000	3,020,198
Mattel, Inc.:
144A, 3.375%, 4/1/2026	1,020,000	1,058,250
144A, 3.75%, 4/1/2029	800,000	832,000
Melco Resorts Finance Ltd.:
144A, 5.375%, 12/4/2029	275,000	290,125
144A, 5.75%, 7/21/2028	800,000	844,000
Meritage Homes Corp., 144A, 3.875%, 4/15/2029	1,600,000	1,656,000
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	1,420,000	1,421,775
NCL Corp. Ltd.:
144A, 3.625%, 12/15/2024	1,470,000	1,418,550
144A, 5.875%, 3/15/2026	3,675,000	3,849,562
NCL Finance Ltd., 144A, 6.125%, 3/15/2028	720,000	754,524
Peninsula Pacific Entertainment LLC, 144A, 8.5%, 11/15/2027	950,000	1,020,300
PetSmart, Inc.:
144A, 4.75%, 2/15/2028	595,000	618,056
144A, 7.75%, 2/15/2029	550,000	606,375
Picasso Finance Sub, Inc., 144A, 6.125%, 6/15/2025	1,357,000	1,434,688
Prestige Brands, Inc., 144A, 5.125%, 1/15/2028	1,335,000	1,405,435
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026	830,000	841,603
Real Hero Merger Sub 2, Inc., 144A, 6.25%, 2/1/2029	1,090,000	1,130,548
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028	880,000	840,479
144A, 4.25%, 7/1/2026	150,000	149,813
144A, 5.5%, 4/1/2028	1,695,000	1,775,174
144A, 9.125%, 6/15/2023	3,300,000	3,621,750
144A, 10.875%, 6/1/2023	1,510,000	1,719,513

144A, 11.5%, 6/1/2025		690,000	795,225
Scientific Games International, Inc.:
REG S, 3.375%, 2/15/2026	EUR	700,000	832,183
144A, 7.0%, 5/15/2028		3,550,000	3,877,310
144A, 7.25%, 11/15/2029		1,850,000	2,086,800
SeaWorld Parks & Entertainment, Inc., 144A, 9.5%, 8/1/2025		1,373,000	1,472,543
Staples, Inc., 144A, 7.5%, 4/15/2026		3,030,000	3,138,277
Stars Group Holdings BV, 144A, 7.0%, 7/15/2026		1,500,000	1,552,560
Taylor Morrison Communities, Inc.:
144A, 5.125%, 8/1/2030		1,130,000	1,224,784
144A, 5.75%, 1/15/2028		2,415,000	2,726,535
Tenneco, Inc., 144A, 7.875%, 1/15/2029		202,000	228,135
TRI Pointe Group, Inc.:
5.25%, 6/1/2027		825,000	895,125
5.7%, 6/15/2028		1,260,000	1,389,150
United Rentals North America, Inc., 5.25%, 1/15/2030		1,100,000	1,204,929
Univar Solutions U.S.A., Inc., 144A, 5.125%, 12/1/2027		2,300,000	2,417,875
Vail Resorts, Inc., 144A, 6.25%, 5/15/2025		1,440,000	1,541,347
Victoria's Secret & Co., 144A, 4.625%, 7/15/2029 (c)		450,000	450,000
Viking Cruises Ltd.:
144A, 5.875%, 9/15/2027		1,910,000	1,887,462
144A, 7.0%, 2/15/2029		475,000	494,204
Viking Ocean Cruises Ship VII Ltd., 144A, 5.625%, 2/15/2029		240,000	242,400
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028		870,000	898,449
Wolverine World Wide, Inc., 144A, 6.375%, 5/15/2025		2,240,000	2,383,069
Wyndham Destinations, Inc., 144A, 6.625%, 7/31/2026		1,860,000	2,107,380
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		790,000	820,186
Wynn Las Vegas LLC, 144A, 5.5%, 3/1/2025		1,450,000	1,561,447
Wynn Macau Ltd.:
144A, 5.5%, 1/15/2026		1,570,000	1,645,580
144A, 5.625%, 8/26/2028		2,260,000	2,356,050
Wynn Resorts Finance LLC, 144A, 5.125%, 10/1/2029		1,965,000	2,075,531
ZF Europe Finance BV, REG S, 3.0%, 10/23/2029	EUR	300,000	371,733
			169,258,621
Consumer Staples 2.7%
Albertsons Companies, Inc.:
144A, 4.625%, 1/15/2027		3,320,000	3,472,554
144A, 5.875%, 2/15/2028		870,000	937,334
Chobani LLC, 144A, 4.625%, 11/15/2028		430,000	445,588
Edgewell Personal Care Co., 144A, 5.5%, 6/1/2028		1,030,000	1,091,800
JBS Finance Luxembourg Sarl, 144A, 3.625%, 1/15/2032		400,000	399,876
JBS U.S.A. Food Co., 144A, 5.75%, 1/15/2028		848,000	907,123
JBS U.S.A. LUX SA:
144A, 5.5%, 1/15/2030		835,000	933,847
144A, 6.5%, 4/15/2029		1,672,000	1,878,927
144A, 6.75%, 2/15/2028		3,607,000	3,963,191
Kraft Heinz Foods Co., 4.25%, 3/1/2031		1,870,000	2,124,299
Pilgrim's Pride Corp.:
144A, 4.25%, 4/15/2031		1,150,000	1,191,687
144A, 5.875%, 9/30/2027		3,305,000	3,519,825
U.S. Foods, Inc., 144A, 4.75%, 2/15/2029		1,395,000	1,422,900
			22,288,951

Energy 15.9%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029	1,640,000	1,709,700
144A, 5.75%, 3/1/2027	1,985,000	2,064,400
144A, 5.75%, 1/15/2028	1,285,000	1,352,167
Antero Resources Corp.:
144A, 5.375%, 3/1/2030	750,000	765,473
144A, 7.625%, 2/1/2029	2,485,000	2,758,350
144A, 8.375%, 7/15/2026	653,000	742,788
Apache Corp.:
4.875%, 11/15/2027	770,000	833,902
5.1%, 9/1/2040	870,000	911,325
Archrock Partners LP:
144A, 6.25%, 4/1/2028	3,250,000	3,392,707
144A, 6.875%, 4/1/2027	1,535,000	1,629,019
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	560,000	560,000
144A, 8.25%, 12/31/2028	1,090,000	1,199,000
Buckeye Partners LP, 144A, 4.5%, 3/1/2028	1,090,000	1,117,588
Cheniere Energy Partners LP:
4.5%, 10/1/2029	4,590,000	4,934,250
5.625%, 10/1/2026	1,105,000	1,146,437
Cheniere Energy, Inc., 144A, 4.625%, 10/15/2028	380,000	400,900
Chesapeake Energy Corp., 144A, 5.875%, 2/1/2029	1,100,000	1,190,700
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	2,020,000	2,184,064
144A, 7.25%, 3/14/2027	1,511,000	1,619,135
Colgate Energy Partners III LLC, 144A, 5.875%, 7/1/2029	970,000	1,006,375
Comstock Resources, Inc.:
144A, 5.875%, 1/15/2030	520,000	530,400
144A, 6.75%, 3/1/2029	2,340,000	2,492,638
144A, 7.5%, 5/15/2025 (b)	274,000	284,275
Continental Resources, Inc., 144A, 5.75%, 1/15/2031	1,045,000	1,251,387
DCP Midstream Operating LP:
5.125%, 5/15/2029	1,100,000	1,215,500
5.375%, 7/15/2025	5,357,000	5,966,091
5.625%, 7/15/2027	705,000	801,938
DT Midstream, Inc.:
144A, 4.125%, 6/15/2029	460,000	467,052
144A, 4.375%, 6/15/2031	460,000	470,023
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	2,340,000	2,430,675
144A, 5.75%, 1/30/2028	1,040,000	1,108,900
144A, 6.625%, 7/15/2025	385,000	411,950
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	895,000	910,553
144A, 4.75%, 1/15/2031	1,210,000	1,246,832
5.5%, 7/15/2028	760,000	821,241
144A, 6.0%, 7/1/2025	1,950,000	2,120,625
144A, 6.5%, 7/1/2027	1,100,000	1,226,500
EQT Corp.:
144A, 3.125%, 5/15/2026	70,000	71,730
144A, 3.625%, 5/15/2031	2,240,000	2,335,200
5.0%, 1/15/2029	1,310,000	1,460,611
7.625%, 2/1/2025	1,490,000	1,738,070
8.5%, 2/1/2030	1,205,000	1,570,007
Genesis Energy LP, 7.75%, 2/1/2028	1,000,000	1,033,440

Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	2,455,000	2,666,130
Hilcorp Energy I LP:
144A, 5.75%, 2/1/2029	2,395,000	2,496,787
144A, 6.0%, 2/1/2031	1,655,000	1,754,300
144A, 6.25%, 11/1/2028	415,000	440,938
Indigo Natural Resources LLC, 144A, 5.375%, 2/1/2029	1,575,000	1,645,875
Murphy Oil U.S.A., Inc.:
4.75%, 9/15/2029	805,000	847,021
5.625%, 5/1/2027	855,000	902,025
NuStar Logistics LP:
5.75%, 10/1/2025	1,215,000	1,321,312
6.375%, 10/1/2030	470,000	519,303
Oasis Petroleum, Inc., 144A, 6.375%, 6/1/2026	520,000	542,220
Occidental Petroleum Corp.:
5.5%, 12/1/2025	2,065,000	2,281,866
5.55%, 3/15/2026	1,480,000	1,635,400
6.125%, 1/1/2031	3,925,000	4,617,880
6.45%, 9/15/2036	1,605,000	1,918,938
6.625%, 9/1/2030	3,400,000	4,080,000
8.0%, 7/15/2025	2,495,000	2,987,762
8.5%, 7/15/2027	1,450,000	1,825,840
8.875%, 7/15/2030	1,100,000	1,471,129
Parkland Corp., 144A, 5.875%, 7/15/2027	1,110,000	1,183,116
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	490,000	504,700
Range Resources Corp.:
144A, 8.25%, 1/15/2029	3,685,000	4,154,837
9.25%, 2/1/2026	735,000	810,338
Rattler Midstream LP, 144A, 5.625%, 7/15/2025	1,100,000	1,156,375
Renewable Energy Group, Inc., 144A, 5.875%, 6/1/2028	895,000	938,631
SM Energy Co., 6.5%, 7/15/2028	1,200,000	1,233,000
Southwestern Energy Co.:
6.45%, 1/23/2025	2,134,000	2,362,338
7.75%, 10/1/2027 (b)	1,525,000	1,654,610
8.375%, 9/15/2028 (b)	770,000	870,100
Suburban Propane Partners LP, 144A, 5.0%, 6/1/2031	870,000	890,662
Sunoco LP:
144A, 4.5%, 5/15/2029	861,000	876,068
5.875%, 3/15/2028	550,000	584,375
6.0%, 4/15/2027	738,000	771,764
Superior Plus LP, 144A, 4.5%, 3/15/2029	480,000	494,410
Targa Resources Partners LP:
144A, 4.875%, 2/1/2031	460,000	497,950
5.0%, 1/15/2028	4,540,000	4,789,700
5.5%, 3/1/2030	1,365,000	1,501,036
Transocean Poseidon Ltd., 144A, 6.875%, 2/1/2027	800,000	804,000
USA Compression Partners LP:
6.875%, 4/1/2026	2,037,000	2,133,757
6.875%, 9/1/2027	1,450,000	1,549,006
Western Midstream Operating LP:
4.35%, 2/1/2025	1,100,000	1,162,249
5.3%, 3/1/2048	380,000	404,700
		128,766,366
Financials 1.1%
Navient Corp.:
5.5%, 1/25/2023	2,909,000	3,068,123
6.125%, 3/25/2024	1,538,000	1,659,902
6.75%, 6/25/2025	1,525,000	1,688,495

OneMain Finance Corp.:
5.375%, 11/15/2029	1,145,000	1,245,462
8.875%, 6/1/2025	770,000	853,691
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	390,000	424,125
		8,939,798
Health Care 8.9%
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029	3,360,000	3,504,211
AdaptHealth LLC:
144A, 4.625%, 8/1/2029	865,000	875,813
144A, 6.125%, 8/1/2028	1,175,000	1,251,246
AHP Health Partners, Inc., 144A, 5.75%, 7/15/2029 (c)	1,590,000	1,611,862
Bausch Health Americas, Inc.:
144A, 8.5%, 1/31/2027	2,595,000	2,820,505
144A, 9.25%, 4/1/2026	3,105,000	3,377,308
Bausch Health Companies, Inc.:
144A, 5.25%, 2/15/2031	790,000	737,426
144A, 6.125%, 4/15/2025	2,312,000	2,369,800
Catalent Pharma Solutions, Inc., 144A, 5.0%, 7/15/2027	1,885,000	1,969,750
Centene Corp.:
2.45%, 7/15/2028 (c)	670,000	679,045
4.625%, 12/15/2029	3,305,000	3,634,740
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029	1,000,000	1,013,750
144A, 4.25%, 5/1/2028	1,985,000	2,051,994
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	1,785,000	1,791,694
144A, 5.625%, 3/15/2027	965,000	1,030,138
144A, 6.0%, 1/15/2029	960,000	1,027,200
144A, 6.125%, 4/1/2030	720,000	730,800
144A, 6.875%, 4/15/2029	1,435,000	1,501,684
Encompass Health Corp.:
4.5%, 2/1/2028	620,000	643,231
4.75%, 2/1/2030	1,521,000	1,616,062
Endo Luxembourg Finance Company I S.a r.l., 144A, 6.125%, 4/1/2029	1,015,000	994,700
HCA, Inc., 5.625%, 9/1/2028	4,740,000	5,616,900
IQVIA, Inc., 144A, 5.0%, 5/15/2027	1,055,000	1,105,112
Jazz Securities DAC, 144A, 4.375%, 1/15/2029	430,000	445,824
Legacy LifePoint Health LLC, 144A, 4.375%, 2/15/2027	1,200,000	1,214,400
LifePoint Health, Inc., 144A, 5.375%, 1/15/2029	3,850,000	3,753,750
Molina Healthcare, Inc.:
144A, 3.875%, 11/15/2030	1,150,000	1,197,437
144A, 4.375%, 6/15/2028	1,320,000	1,376,100
Organon & Co, 144A, 4.125%, 4/30/2028	4,000,000	4,079,200
Prime Healthcare Services, Inc., 144A, 7.25%, 11/1/2025	1,090,000	1,180,012
RegionalCare Hospital Partners Holdings, Inc., 144A, 9.75%, 12/1/2026	810,000	871,763
Select Medical Corp., 144A, 6.25%, 8/15/2026	1,760,000	1,874,435
Syneos Health, Inc., 144A, 3.625%, 1/15/2029	1,500,000	1,485,000
Tenet Healthcare Corp.:
144A, 4.25%, 6/1/2029	1,470,000	1,488,375
4.625%, 7/15/2024	785,000	796,540
144A, 4.875%, 1/1/2026	2,770,000	2,873,044
144A, 5.125%, 11/1/2027	2,260,000	2,370,175
144A, 6.125%, 10/1/2028	1,255,000	1,337,378
144A, 6.25%, 2/1/2027	1,200,000	1,252,500
144A, 7.5%, 4/1/2025	2,635,000	2,846,143
		72,397,047

Industrials 11.9%
Aadvantage Loyalty IP Ltd.:
144A, 5.5%, 4/20/2026	2,075,000	2,196,906
144A, 5.75%, 4/20/2029	2,020,000	2,184,125
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028	2,195,000	2,199,079
144A, 6.0%, 6/1/2029	2,415,000	2,448,302
American Airlines, Inc., 144A, 11.75%, 7/15/2025	1,250,000	1,568,750
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/2028	465,000	476,044
Bombardier, Inc., 144A, 7.5%, 3/15/2025	1,450,000	1,491,108
Brundage-Bone Concrete Pumping Holdings, Inc., 144A, 6.0%, 2/1/2026	1,110,000	1,168,497
Cargo Aircraft Management, Inc., 144A, 4.75%, 2/1/2028	1,460,000	1,488,952
Clark Equipment Co., 144A, 5.875%, 6/1/2025	780,000	824,850
Covanta Holding Corp., 5.0%, 9/1/2030	2,980,000	3,129,000
CP Atlas Buyer, Inc., 144A, 7.0%, 12/1/2028	435,000	450,769
Delta Air Lines, Inc., 144A, 7.0%, 5/1/2025	1,710,000	1,995,550
EnerSys, 144A, 4.375%, 12/15/2027	1,220,000	1,269,642
GFL Environmental, Inc.:
144A, 3.75%, 8/1/2025	1,150,000	1,181,625
144A, 4.25%, 6/1/2025	540,000	562,432
144A, 4.75%, 6/15/2029	400,000	415,320
144A, 5.125%, 12/15/2026	670,000	708,806
Hawaiian Brand Intellectual Property Ltd., 144A, 5.75%, 1/20/2026	3,430,000	3,682,482
Howmet Aerospace, Inc., 6.875%, 5/1/2025	2,000,000	2,327,960
Imola Merger Corp., 144A, 4.75%, 5/15/2029	5,600,000	5,761,000
Jaguar Holding Co. II:
144A, 4.625%, 6/15/2025	745,000	782,250
144A, 5.0%, 6/15/2028	645,000	699,128
JELD-WEN, Inc., 144A, 4.625%, 12/15/2025	1,250,000	1,273,450
Madison IAQ LLC:
144A, 4.125%, 6/30/2028	1,340,000	1,353,400
144A, 5.875%, 6/30/2029	970,000	986,975
Masonite International Corp., 144A, 5.375%, 2/1/2028	1,061,000	1,124,321
Metis Merger Sub LLC, 144A, 6.5%, 5/15/2029	920,000	906,062
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,920,000	2,113,920
Moog, Inc., 144A, 4.25%, 12/15/2027	2,260,000	2,339,100
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029	1,415,000	1,476,906
Nielsen Finance LLC:
144A, 4.5%, 7/15/2029	460,000	461,288
144A, 5.625%, 10/1/2028	3,870,000	4,087,068
144A, 5.875%, 10/1/2030	1,150,000	1,251,687
Owens & Minor, Inc., 144A, 4.5%, 3/31/2029	840,000	863,100
Patrick Industries, Inc., 144A, 4.75%, 5/1/2029	2,040,000	2,027,250
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027	980,000	950,600
144A, 5.75%, 4/15/2026	1,945,000	2,148,583
144A, 6.25%, 1/15/2028	4,005,000	4,260,319
Rolls-Royce PLC, 144A, 5.75%, 10/15/2027	690,000	760,028
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	2,290,000	2,306,534
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	1,757,999	1,988,297
TransDigm, Inc.:
144A, 4.625%, 1/15/2029	1,685,000	1,685,590
5.5%, 11/15/2027	1,700,000	1,772,250
144A, 6.25%, 3/15/2026	6,675,000	7,042,125
United Airlines, Inc., 144A, 4.375%, 4/15/2026	2,400,000	2,484,432
Vertical Holdco GmbH, 144A, 7.625%, 7/15/2028	480,000	520,891
Vertical U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	3,681,000	3,878,854

Vine Energy Holdings LLC, 144A, 6.75%, 4/15/2029		4,960,000	5,220,400
WESCO Distribution, Inc.:
144A, 7.125%, 6/15/2025		540,000	583,578
144A, 7.25%, 6/15/2028		1,485,000	1,654,067
			96,533,652
Information Technology 1.6%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028		1,430,000	1,479,392
ams AG, 144A, 7.0%, 7/31/2025		790,000	851,225
Banff Merger Sub, Inc., 144A, 9.75%, 9/1/2026		1,075,000	1,131,437
Boxer Parent Co., Inc., 144A, 7.125%, 10/2/2025		900,000	963,000
Clarivate Science Holdings Corp.:
144A, 3.875%, 6/30/2028		1,470,000	1,483,392
144A, 4.875%, 6/30/2029		890,000	913,363
Microchip Technology, Inc., 4.25%, 9/1/2025		1,830,000	1,921,254
NCR Corp., 144A, 5.125%, 4/15/2029		2,865,000	2,954,531
Presidio Holdings, Inc.:
144A, 4.875%, 2/1/2027		735,000	756,139
144A, 8.25%, 2/1/2028		500,000	543,750
			12,997,483
Materials 10.2%
Arconic Corp., 144A, 6.125%, 2/15/2028		2,750,000	2,949,980
Cascades, Inc.:
144A, 5.125%, 1/15/2026		155,000	165,075
144A, 5.375%, 1/15/2028		1,340,000	1,408,675
Chemours Co.:
4.0%, 5/15/2026	EUR	2,900,000	3,518,178
5.375%, 5/15/2027		1,170,000	1,268,947
144A, 5.75%, 11/15/2028		4,365,000	4,669,546
Clearwater Paper Corp.:
144A, 4.75%, 8/15/2028		1,210,000	1,205,463
144A, 5.375%, 2/1/2025		1,375,000	1,464,375
Cleveland-Cliffs, Inc.:
144A, 4.625%, 3/1/2029 (b)		458,000	481,940
144A, 4.875%, 3/1/2031		2,548,000	2,675,400
144A, 6.75%, 3/15/2026		2,600,000	2,804,750
Constellium SE:
144A, 3.75%, 4/15/2029		626,000	619,740
144A, 5.625%, 6/15/2028		580,000	622,050
First Quantum Minerals Ltd.:
144A, 6.875%, 3/1/2026		2,960,000	3,096,486
144A, 6.875%, 10/15/2027		5,600,000	6,102,320
Freeport-McMoRan, Inc.:
4.125%, 3/1/2028		3,780,000	3,945,375
4.375%, 8/1/2028		1,270,000	1,341,437
4.625%, 8/1/2030		1,380,000	1,511,100
5.0%, 9/1/2027		1,475,000	1,557,969
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,560,000	1,565,850
144A, 6.125%, 4/1/2029		2,005,000	2,135,325
Kaiser Aluminum Corp.:
144A, 4.5%, 6/1/2031		730,000	748,644
144A, 4.625%, 3/1/2028		1,170,000	1,208,758
Kraton Polymers LLC, 144A, 4.25%, 12/15/2025		1,965,000	2,004,300
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	1,000,000	1,209,465
LABL Escrow Issuer LLC, 144A, 6.75%, 7/15/2026		1,450,000	1,546,758
Mauser Packaging Solutions Holding Co., 144A, 7.25%, 4/15/2025		1,525,000	1,494,500

Mercer International, Inc.:
144A, 5.125%, 2/1/2029	180,000	185,220
5.5%, 1/15/2026	425,000	436,683
Methanex Corp.:
5.125%, 10/15/2027	2,750,000	2,970,000
5.25%, 12/15/2029	750,000	808,125
Nouryon Holding BV, 144A, 8.0%, 10/1/2026 (b)	2,650,000	2,809,000
Novelis Corp.:
144A, 4.75%, 1/30/2030	5,580,000	5,859,000
144A, 5.875%, 9/30/2026	2,625,000	2,730,668
Olin Corp., 5.625%, 8/1/2029	2,296,000	2,520,549
Resolute Forest Products, Inc., 144A, 4.875%, 3/1/2026 (b)	875,000	903,875
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028	1,730,000	1,729,792
Taseko Mines Ltd., 144A, 7.0%, 2/15/2026	2,000,000	2,085,000
Tronox, Inc.:
144A, 4.625%, 3/15/2029	5,495,000	5,549,840
144A, 6.5%, 5/1/2025	480,000	507,979
United States Steel Corp., 6.875%, 3/1/2029	515,000	551,050
		82,969,187
Real Estate 4.4%
Cushman & Wakefield U.S. Borrower LLC, 144A, 6.75%, 5/15/2028	1,700,000	1,833,382
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2029	900,000	928,980
144A, (REIT), 5.0%, 7/15/2028	1,045,000	1,084,658
144A, (REIT), 5.25%, 7/15/2030	1,495,000	1,582,577
iStar, Inc.:
(REIT), 4.25%, 8/1/2025	1,445,000	1,486,544
(REIT), 4.75%, 10/1/2024	2,385,000	2,510,212
MGM Growth Properties Operating Partnership LP:
144A, (REIT), 3.875%, 2/15/2029	1,375,000	1,396,409
144A, (REIT), 4.625%, 6/15/2025	3,319,000	3,545,920
(REIT), 5.75%, 2/1/2027	4,500,000	5,006,790
MPT Operating Partnership LP, (REIT), 4.625%, 8/1/2029	1,990,000	2,130,215
Realogy Group LLC:
144A, 5.75%, 1/15/2029 (b)	3,215,000	3,360,929
144A, 7.625%, 6/15/2025	2,625,000	2,847,337
Service Properties Trust, (REIT), 7.5%, 9/15/2025	2,340,000	2,649,344
VICI Properties LP:
144A, (REIT), 3.5%, 2/15/2025	180,000	183,553
144A, (REIT), 3.75%, 2/15/2027	440,000	447,533
144A, (REIT), 4.125%, 8/15/2030	2,245,000	2,305,211
144A, (REIT), 4.625%, 12/1/2029	225,000	239,063
WeWork Companies, Inc., 144A, 7.875%, 5/1/2025	1,200,000	1,254,000
XHR LP, 144A, (REIT), 4.875%, 6/1/2029	680,000	702,100
		35,494,757
Utilities 3.5%
AmeriGas Partners LP:
5.5%, 5/20/2025	2,970,000	3,259,575
5.75%, 5/20/2027	1,445,000	1,611,175
Calpine Corp.:
144A, 4.5%, 2/15/2028	2,850,000	2,907,000
144A, 4.625%, 2/1/2029	400,000	393,256
Clearway Energy Operating LLC, 144A, 4.75%, 3/15/2028	1,375,000	1,442,031
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024	4,753,000	5,014,415

NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	2,190,000	2,152,113
144A, 5.25%, 6/15/2029	2,205,000	2,345,569
5.75%, 1/15/2028	3,000,000	3,195,000
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	1,290,000	1,335,408
Talen Energy Supply LLC:
144A, 7.25%, 5/15/2027	3,420,000	3,191,065
144A, 7.625%, 6/1/2028	860,000	804,711
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	950,000	954,750
		28,606,068
Total Corporate Bonds (Cost $744,766,191)		783,220,737

Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Note, 1.125%, 7/31/2021 (Cost $2,507,938)	2,500,000	2,502,237

Loan Participations and Assignments 0.7%
Senior Loans (d)
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	2,182,946	2,150,540
Flex Acquisition Co., Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 2/23/2028	1,147,318	1,143,733
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 6.75%, 7.5%, 12/22/2025	1,990,000	1,947,712
Total Loan Participations and Assignments (Cost $5,195,549)		5,241,985
	Shares	Value ($)

Common Stocks 0.0%
Industrials
Quad Graphics, Inc.* (Cost $0)	1,950	8,093

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (e) (Cost $1,482,531)	6,700	287,851

Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g) (Cost $10,286,418)	10,286,418	10,286,418

Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.02% (f) (Cost $9,595,310)	9,595,310	9,595,310

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $773,833,937)	100.0	811,142,631
Other Assets and Liabilities, Net	0.0	260,716
Net Assets	100.0	811,403,347
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2021 are as follows:
Value ($) at 9/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2021	Value ($) at 6/30/2021
Securities Lending Collateral 1.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (f) (g)
19,203,955	—	8,917,537 (h)	—	—	22,433	—	10,286,418	10,286,418
Cash Equivalents 1.2%
DWS Central Cash Management Government Fund, 0.02% (f)
24,264,884	300,778,212	315,447,786	—	—	8,063	—	9,595,310	9,595,310
43,468,839	300,778,212	324,365,323	—	—	30,496	—	19,881,728	19,881,728
*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2021 amounted to $9,897,808, which is 1.2% of net assets.
(c)	When-issued security.
(d)	Variable or floating rate security. These securities are shown at their current rate as of June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(e)	Investment was valued using significant unobservable inputs.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
At June 30, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	15,637,154	USD	18,673,494	7/30/2021	119,852	HSBC Holdings PLC
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$783,220,737	$—	$783,220,737
Government & Agency Obligations	—	2,502,237	—	2,502,237
Loan Participations and Assignments	—	5,241,985	—	5,241,985
Common Stocks	8,093	—	—	8,093
Warrants	—	—	287,851	287,851
Short-Term Investments (a)	19,881,728	—	—	19,881,728
Derivatives
Forward Foreign Currency Contracts (b)	—	119,852	—	119,852
Total	$19,889,821	$791,084,811	$287,851	$811,262,483
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$ 119,852
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DHIF-PH3
R-080548-1 (1/23)